Consolidated Statements of Changes in Stockholder's Equity - USD ($) $ in Millions	Total	Cumulative effect of accounting changes, net of tax	Adjusted balance	Common Stock	Common Stock Cumulative effect of accounting changes, net of tax	Common Stock Adjusted balance	Additional Paid-In Capital	Additional Paid-In Capital Cumulative effect of accounting changes, net of tax	Additional Paid-In Capital Adjusted balance	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Cumulative effect of accounting changes, net of tax	Accumulated Other Comprehensive Loss Adjusted balance	Retained Earnings	Retained Earnings Cumulative effect of accounting changes, net of tax	Retained Earnings Adjusted balance
Beginning balance at Dec. 31, 2019	$ 2,552	$ (11)	$ 2,541	$ 6	$ 0	$ 6	$ 1,761	$ 0	$ 1,761	$ 717	$ 0	$ 717	$ 68	$ (11)	$ 57
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	399												399
OCI, net of tax	564									564
Dividends paid	(319)												(319)
Ending balance at Dec. 31, 2020	3,185			6			1,761			1,281			137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	186												186
OCI, net of tax	(274)									(274)
Capital contribution to parent	(235)						(235)
Dividends paid	(265)												(265)
Ending balance at Jun. 30, 2021	2,597			6			1,526			1,007			58
Beginning balance at Dec. 31, 2020	3,185			6			1,761			1,281			137
Ending balance at Dec. 31, 2021	2,153			6			1,877			(10)			280
Beginning balance at Jun. 30, 2021	2,597			6			1,526			1,007			58
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	280
OCI, net of tax	(10)
Ending balance at Dec. 31, 2021	2,153			6			1,877			(10)			280
Beginning balance at Jul. 01, 2021	1,883			6			1,877			0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	280												280
OCI, net of tax	(10)									(10)
Ending balance at Dec. 31, 2021	2,153			6			1,877			(10)			280
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	617												617
OCI, net of tax	(2,156)									(2,156)
Ending balance at Dec. 31, 2022	$ 614			$ 6			$ 1,877			$ (2,166)			$ 897